Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Loans Payable

7. LOANS PAYABLE

The Company’s loans payable are summarized below:

	September 30, 2019			December 31, 2018
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$6,945	$-	$6,945	$10,647	$-	$10,647
2018 Loan	368,968	-	368,968	464,739	-	464,739
2017 Loan	77,170	-	77,170	168,609	-	168,609
Land Loan	477,500	(22,553)	454,947	500,000	(38,098)	461,902
Total Loans Payable	930,583	(22,553)	908,030	1,143,995	(38,098)	1,105,897
Less: current portion	780,583	(16,139)	764,444	893,995	(22,889)	871,106
Loans Payable, non-current	$150,000	$(6,414)	$143,586	$250,000	$(15,209)	$234,791

On March 31, 2017, the Company received a bank loan in the amount of $519,156 (ARS $8,000,000) (the “2017 Loan”). The loan bears interest at 24.18% per annum and is due on March 1, 2021. Principal and interest will be paid in forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021. The Company incurred interest expense of $13,242 and $51,063 on this loan during the three and nine months ended September 30, 2019, respectively and incurred interest expense of $16,826 and $59,614 on this loan during the three and nine months ended September 30, 2018, respectively. During 2018, the Company defaulted on certain 2017 Loan payments, and as a result, the 2017 Loan is currently payable upon demand. Of the decrease in principal of $91,439 on the 2017 Loan during the nine months ended September 30, 2019, $44,932 resulted from principal payments made and $46,507 resulted from the effect of fluctuations in the foreign currency exchange rate during the period.

On August 19, 2017, the Company purchased 845 hectares of land adjacent to its existing property at AWE. The Company paid $100,000 at the date of purchase and executed a note payable in the amount of $600,000 (the “Land Loan”) with a stated interest rate of 0% and with quarterly payments of $50,000 beginning on December 18, 2017 and ending August 18, 2021. On May 27, 2019, the terms on the Land Loan were amended such that 60 monthly payments of $4,500 and 5 annual payments of $46,000 were required, beginning on May 30, 2019. At the date of purchase, the Company took possession of the property, with full use and access, and will receive the deed to the property after $400,000 of the purchase price has been paid. The Company imputed interest on the note at 7% per annum and recorded a discounted note balance of $517,390 on August 19, 2017. Amortization of the note discount in the amount of $809 and $15,545 for the three and nine months ended September 30, 2019, and $7,984 and $22,941 for the three and nine months ended September 30, 2018, respectively is recorded as interest expense on the accompanying condensed consolidated statements of operations. The balance on the note was $454,947, net of debt discount of $22,553 on September 30, 2019, of which $311,361 (net of discount of $16,139) is included in loans payable, net, current and $143,586 (net of discount of $6,414) is included in loans payable, net, non-current in the accompanying condensed consolidated balance sheets.

On January 25, 2018 the Company received a bank loan in the amount of $525,000 (the “2018 Loan”), denominated in U.S. dollars. The loan bears interest at 6.75% per annum and is due on January 25, 2023. Principal and interest will be paid in 60 equal monthly installments of $10,311, beginning on February 23, 2018. During 2018, the Company defaulted on certain 2018 Loan payments, and as a result, the 2018 Loan is currently payable upon demand. The Company incurred interest expense of $7,223 and $21,230 on this loan during the three and nine months ended September 30, 2019, respectively and incurred interest expense of $7,989 and $22,042 on this loan during the three and nine months ended September 30, 2018, respectively.

On June 4, 2018 the Company received a loan in the amount of $55,386 (ARS $1,600,000) which bears interest at 10% per month and is due upon demand of the lender (the “Demand Loan”). Interest is paid monthly. The Company incurred interest expense of $1,881 and $8,145 on this loan during the three and nine months ended September 30, 2019, respectively and incurred interest expense of $13,919 and $20,751, respectively, on this loan during the three and nine months ended September 30, 2018.

11. LOANS PAYABLE

On March 31, 2017, the Company received a bank loan in the amount of $519,156 (ARS $8,000,000) (the “2017 Loan”). The 2017 Loan bears interest at 24.18% per annum and is due on March 1, 2021. Principal and interest will be paid in forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021. The Company incurred interest expense on this loan of $85,116 and $100,115 during the years ended December 31, 2018 and 2017, respectively. During 2018, the Company defaulted on certain 2017 Loan payments, and as a result, the 2017 Loan is payable upon demand as of December 31, 2018. Of the decrease in principal of $243,438 on the 2017 Loan during the year ended December 31, 2018, $49,206 resulted from principal payments made and $194,232 resulted from the effect of fluctuations in the foreign currency exchange rate during the period.

On August 19, 2017, the Company purchased 845 hectares of land adjacent to its existing property at AWE. The Company paid $100,000 at the date of purchase and executed a note payable in the amount of $600,000, denominated in U.S. dollars (the “Land Loan”) with a stated interest rate of 0% and with quarterly payments of $50,000 beginning on December 18, 2017 and ending August 18, 2021. At the date of purchase, the Company took possession of the property, with full use and access, but will not receive the deed to the property until after $400,000 of the purchase price has been paid. The Company imputed interest on the note at 7% per annum and recorded a discounted note balance of $517,390 on August 19, 2017, which is being amortized over the term of the loan using the effective interest method. Amortization of the note discount in the amount of $32,295 and $12,217 for the years ended December 31, 2018 and 2017, respectively, is recorded as interest expense on the accompanying consolidated statements of operations. The balance on the note was $461,902, net of debt discount of $38,098 on December 31, 2018, of which $227,111 (net of discount of $22,889) is included in loans payable, net, current and $234,791 (net of discount of $15,209) is included in loans payable, net, non-current in the accompanying consolidated balance sheets.

On January 25, 2018 the Company received a bank loan in the amount of $525,000 (the “2018 Loan”), denominated in U.S. dollars. The 2018 Loan bears interest at 6.75% per annum and was due on January 25, 2023. Pursuant to the terms of the 2018 Loan, principal and interest is to be paid in 60 equal monthly installments of $10,311, beginning on February 23, 2018. During 2018, the Company defaulted on certain 2018 Loan payments, and as a result, the 2018 Loan is payable upon demand as of December 31, 2018. The Company incurred interest expense of $33,420 on this loan during the year ended December 31, 2018.

On June 4, 2018 the Company received a loan in the amount of $55,386 (ARS $1,600,000) which bears interest at 10% per month and is due upon demand of the lender (the “Demand Loan”). Interest is paid monthly. The Company incurred interest expense on this loan of $23,427 during year ended December 31, 2018. The decrease in the principal balance of the Demand Loan during the period is the result of changes in the foreign currency exchange rate during the period.

Future minimum principal payments under the loans payable are as follows:

Total
Years ending December 31,	Payment
2019	893,995
2020	150,000
2021	100,000
2022	-
2023	-
$1,143,995

The Company’s loans payable are summarized below:

	December 31, 2018			December 31, 2017
	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount	Gross Principal Amount	Debt Discount	Loans Payable, Net of Debt Discount

Demand Loan	$10,647	$-	$10,647	$-	$-	$-
2018 Loan	464,739	-	464,739	-	-	-
2017 Loan	168,609	-	168,609	412,047	-	412,047
Land Loan	500,000	(38,098)	461,902	550,000	(70,393)	479,607
Total Loans Payable	1,143,995	(38,098)	1,105,897	962,047	(70,393)	891,654
Less: current portion	893,995	(22,889)	871,106	287,838	(31,114)	256,724
Loans Payable, non-current	$250,000	$(15,209)	$234,791	$674,209	$(39,279)	$634,930